Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000031584
Shareholder Report [Line Items]
Fund Name	Bruce Fund
Trading Symbol	BRUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bruce Fund for the period of July 1, 2023 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.
Additional Information Phone Number	(800) 872-7823
Additional Information Website	https://www.thebrucefund.com/document-library
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bruce Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,887	$10,742
Jun-2016	$10,750	$11,171
Jun-2017	$11,152	$13,170
Jun-2018	$11,599	$15,064
Jun-2019	$12,621	$16,633
Jun-2020	$12,995	$17,881
Jun-2021	$16,819	$25,175
Jun-2022	$16,019	$22,503
Jun-2023	$15,881	$26,912
Jun-2024	$16,409	$33,521

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	3.32%	5.39%	5.08%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 399,427,557
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,400,450
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$399,427,557
Number of Portfolio Holdings	41
Advisory Fee	$2,400,450
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	67.4%
Convertible Bonds	1.2%
Money Market Funds	27.9%
U.S. Government & Agencies	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.